Provisions and Contingent Liabilities	12 Months Ended
Dec. 31, 2024
Text Block 1 [Abstract]
Provisions and Contingent Liabilities
24.	PROVISIONS AND CONTINGENT LIABILITIES
See accounting policy in Notes 2.3.13 and 2.3.14.
24.1 Provisions

	Note	12.31.2023	Additions	Usages	Reversals	Interest	Translation adjustments	12.31.2024
Product warranties		73.2	51.7	(33.4)	(12.5)	—	(0.1)	78.9
Provision of third-party materials		28.6	23.8	(8.0)	—	—	—	44.4
Provision for contractual obligations		—	43.7	—	—	—	—	43.7
Provisions for labor, taxes and civil claims	24.1.1	58.4	11.5	(14.4)	(8.1)	6.4	(12.7)	41.1
Post retirement benefits	25.1	48.0	1.2	—	(8.3)	5.3	(11.8)	34.4
Taxes		35.8	13.4	(11.4)	(1.2)	—	(7.8)	28.8
Others		44.2	37.2	(42.1)	(15.6)	—	(1.1)	22.6

		288.2	182.5	(109.3)	(45.7)	11.7	(33.5)	293.9

Current		114.7						90.2
Non-current		173.5						203.7
The amounts provisioned reflect the best estimate of the outflow of resources that is expected to occur.
24.1.1 Labor, tax and civil claims

			12.31.2024	12.31.2023
Tax related	(i	)
IRRF			—	11.2
PIS and COFINS			3.2	2.6
Social security contributions			1.6	2.0
Import taxes			0.6	0.7
IOF			3.3	3.7
Others			1.6	1.5

			10.3	21.7
Labor related
Class action 1379/1991	(ii	)	—	0.1
Reintegration	(iii	)	12.5	17.5
Overtime			4.7	6.3
Dangerousness			1.4	1.7
Insalubrity			8.3	3.2
Indemnity			2.6	3.4
Third parties			0.4	0.6
Others			0.8	3.7

			30.7	36.5
Civil related
Indemnity			0.1	0.2
			0.1	0.2

			41.1	58.4

Current			8.5	8.4
Non-current			32.6	50.0

(i)	The following discloses certain tax issues administratively or judicially, the most relevant of which are:

•
Tax Authoritries have claimed the payment of IRRF (withholding taxes) on the transfer of certain amounts abroad, which was questioned by the Company. In April 2024, the Company obtained a final favorable decision. In view of this decision, the provision was reversed.

•
Compensation of
Programa de Integração
Social (Brazilian “PIS”) and
Contribuição para o Financiamento da Seguridade Social
(Brazilian “COFINS”) credits of different periods under the
non-cumulative
regime.

•	Withholding of 11% social contribution to the Instituto Nacional do Seguro Social (Brazilian “INSS”) to be applied on payments for hiring third parties.

•	Import tax resulting from differences regarding the tax classification of certain products.

•	Tax assessment to claim Imposto Sobre Operações Financeiras (Brazilian “IOF”) on loan remittances abroad.

(ii)
Labor cases related to the class actions filed by the São José dos Campos Metalworkers’ Union (“SJK Union”), which represents the replaced employees, claiming wage adjustments and productivity payments on salaries for the months of November and December 1990. In May 2023, the Company and the SJK Union ratified an agreement to settle the case in the amount of US$ 4.3, which was paid in the same month. The labor cases related to the class action have been closed. The class action will remain ongoing for a period of one year from the date of the agreement, so that any questions raised by the replaced employees can be assessed.

(iii)	Amount refers to labor lawsuits from former employees claiming reintegration with the Company.
24.2 Contingent liabilities
24.2.1 Tax processes
Contingent tax liabilities related to administrative and judicial proceedings whose probability of loss is considered possible are presented as follows:

Tax group			12.31.2024	12.31.2023
ISS	(i	)	72.3	73.4
Social Security	(ii	)	56.6	66.2
PIS e COFINS	(iii	)	30.2	39.0
Others	(iv	)	13.4	16.4

Total			172.5	195.0

The main values shown above, updated by Selic Rate, substantially correspond to:

(i)
Tax assessment by the municipality of São José dos Campos to collect Services Tax (Brazilian “ISS”) allegedly due in the period from July 1, 2010 to July 1, 2015. In July 2024, the Company received an unfavorable decision in the administrative sphere with the maintenance of the assessment related to the ISS and maintained the discussion of the debt in the Judicial Sphere.

(ii)
Legal process that aims to recognize the Company’s right to collect the Social Security Contribution on Gross Revenue in the manner provided for by Law No. 12,546/2011 in the period from July to December 2017.

(iii)	Non-approved compensations requests, relating to various administrative processes at different stages.
(iv)	ICMS-DIFAL (Brazilian VAT) and other charges.
24.2.2 Labor processes
As of December 31, 2024, the Company has contingent liabilities related to several labor lawsuits totaling US$ 14.4 (2023: US$ 27.2).
24.2.3 Conviasa
The Company has a legal dispute with Consorcio Venezolano de Industrias Aeronáuticas y Servicios Aéreos (“Conviasa”), an airline controlled by the government of Venezuela, which alleges violation by Embraer of contractual obligations that were not complied with by Embraer to comply with US export control and sanctions regulations.
The amount in dispute is yet to be determined as Conviasa is still pending to produce evidence and proof of the alleged damages. The dispute is still at an early stage, and Management, based on its assessment and assisted by legal advisors, evaluated the outcome of this dispute as possible. The case was taken over by the Supreme Court of Justice of Venezuela, without any further action.
24.2.4 FCPA investigations and settlements
In October 2016, the Company entered into definitive agreements with the United States and Brazilian authorities for the resolution of criminal and civil violations of the United States (Foreign Corrupt Practices Act of 1977 or FCPA) and for the resolution of allegations regarding violations of certain Brazilian laws in four aircraft transactions outside Brazil between 2007 and 2011.

In February 2017, the Company entered into an Exoneration Agreement with the Mozambican authorities for collaboration with the investigations in that country and under which there are no financial obligations for Embraer. In July 2018, the Company and the Attorney General’s Office of the Dominican Republic entered into a collaboration agreement whereby the Company undertook to collaborate with the investigations in that country.
Several individuals and entities are defendants in a criminal case in India related to the sale by Embraer of three aircraft AEW
EMB-145
to the Indian Defense Research & Development Organization. Such transaction has been investigated and its results have been the subject of the aforesaid settlement agreement between Embraer and the Brazilian and U.S. authorities in October 2016, related to civil and criminal violations of the Foreign Corrupt Practices Act or FCPA. The Directorate of Enforcement in India initiated a criminal case against Embraer and some of its subsidiaries, as well as other individuals and entities not related to Embraer. Embraer and its subsidiary ECC Investment Switzerland AG are parties to this criminal case, were served in November 2021 and are duly represented on the records.
The Company is not aware of other relevant cases involving Embraer and its subsidiaries other than mentioned above that relate to the scope of the agreements entered into with the United States and the Brazilian authorities in 2016.
As of December 31, 2024, the Company believes that there is no adequate basis for estimating provisions or quantifying possible contingencies related to other procedures and developments mentioned herein.
24.2.5 Arbitration Proceedings - The Boeing Company (“Boeing”)
The arbitration proceedings between Embraer and its affiliates, and The Boeing Company (“Boeing”) and its affiliates were concluded in the third quarter of 2024. Boeing made the payment of the gross amount of US$ 150 million to Embraer on October 3, 2024.
The amount recognized in profit or loss is presented as other income (see Note 32).